Share-Based Compensation - Number of Awards Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Ending balance	3,461,000
Exercisable	577,000
Beginning balance	8,450,000	12,472,000
Granted	2,084,000	2,182,000
Exercised	(3,698,000)	(5,541,000)
Forfeited	(505,000)	(663,000)
Ending balance	6,331,000	8,450,000
Exercisable	577,000	1,449,000
Beginning balance	$ 42.36	$ 39.11
Granted	75.96	54.48
Exercised	40.05	38.21
Ending balance	54.06	42.36
Exercisable	$ 44.35	$ 39.77
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	2,495,000	2,419,000
Granted	573,000	818,000
Exercised	(660,000)	(483,000)
Forfeited	(283,000)	(259,000)
Ending balance	2,125,000	2,495,000
Exercisable	0
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	881,000	1,594,000
Granted	398,000	456,000
Exercised	(463,000)	(1,087,000)
Forfeited	(71,000)	(82,000)
Ending balance	745,000	881,000
Exercisable	0
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	5,074,000	8,459,000
Granted	1,113,000	908,000
Exercised	(2,575,000)	(3,971,000)
Forfeited	(151,000)	(322,000)
Ending balance	3,461,000	5,074,000
Exercisable	577,000	1,449,000